Summary of Significant Accounting Policies Product Warranty Liability (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at beginning of period	$ 36	$ 25
Warranty expense recognized	(5)	(15)
Warranty credits issued	3	4
Balance at end of period	$ 38	$ 36